Expense Example, No Redemption - AMERICAN FUNDS CORPORATE BOND FUND	Aug. 31, 2026 USD ($)
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 146
Expense Example, No Redemption, 3 Years	452
Expense Example, No Redemption, 5 Years	782
Expense Example, No Redemption, 10 Years	1,511
Class 529-C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	151
Expense Example, No Redemption, 3 Years	468
Expense Example, No Redemption, 5 Years	808
Expense Example, No Redemption, 10 Years	$ 1,271